Goodwill and Intangible Assets, Net - Details Regarding Total Definite-Lived Purchased Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Finite-Lived Intangible Assets [Line Items]
Gross	$ 1,054,766	$ 916,850
Accumulated Amortization	(802,249)	(735,623)
Total	252,517	181,227
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	531,669	434,669
Accumulated Amortization	(398,898)	(367,609)
Total	$ 132,771	$ 67,060
Core Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	2 years	3 years
Core Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	8 years	8 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	$ 439,435	$ 398,519
Accumulated Amortization	(328,747)	(297,791)
Total	$ 110,688	$ 100,728
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	3 years	4 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	15 years	15 years
Intellectual Property Rights and Purchased Computer Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	$ 51,996	$ 51,996
Accumulated Amortization	(51,996)	(51,996)
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	31,666	31,666
Accumulated Amortization	(22,608)	(18,227)
Total	$ 9,058	$ 13,439
Other [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	3 years	1 year
Other [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	10 years	10 years